Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Cost	$ 6,871	$ 6,530
Accumulated Depreciation	3,603	3,260
Property and equipment, net	3,268	3,270
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	2,155	2,144
Accumulated Depreciation	76	19
Computers and software [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	1,397	1,335
Accumulated Depreciation	1,315	1,242
Machines [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	633	593
Accumulated Depreciation	573	558
Office furniture and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	536	521
Accumulated Depreciation	404	391
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	1,299	1,266
Accumulated Depreciation	770	683
Motor Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Cost	851	671
Accumulated Depreciation	$ 465	$ 367